PROPERTY AND EQUIPMENT (Details) (USD $)	6 Months Ended		12 Months Ended		28 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Property and equipment
Total property and equipment, gross	$ 8,771,530		$ 8,683,500	$ 8,650,325	$ 8,683,500
Less: accumulated depreciation	(2,720,914)		(2,232,860)	(1,263,549)	(2,232,860)
Total property and equipment, net	6,050,616		6,450,640	7,386,776	6,450,640
Depreciation	488,054	487,905	969,311	992,648	2,287,887
Minimum
Property and equipment
Estimated Life	1 year		1 year
Maximum
Property and equipment
Estimated Life	25 years		25 years
Furniture and fixtures
Property and equipment
Estimated Life	5 years		5 years
Total property and equipment, gross	56,995		56,995	56,995	56,995
Office and computer equipment
Property and equipment
Total property and equipment, gross	313,657		234,518	220,060	234,518
Office and computer equipment | Minimum
Property and equipment
Estimated Life	1 year		1 year
Office and computer equipment | Maximum
Property and equipment
Estimated Life	5 years		5 years
Land
Property and equipment
Total property and equipment, gross	266,977		266,977	266,977	266,977
Building and improvements
Property and equipment
Total property and equipment, gross	738,959		730,068	727,965	730,068
Building and improvements | Minimum
Property and equipment
Estimated Life	5 years		5 years
Building and improvements | Maximum
Property and equipment
Estimated Life	25 years		25 years
Site costs
Property and equipment
Estimated Life	10 years		10 years
Total property and equipment, gross	1,272,732		1,272,732	1,272,732	1,272,732
Crushing system
Property and equipment
Estimated Life	20 years		20 years
Total property and equipment, gross	2,256,943		2,256,943	2,256,943	2,256,943
Process plant and equipment
Property and equipment
Estimated Life	10 years		10 years
Total property and equipment, gross	3,169,442		3,169,442	3,166,280	3,169,442
Vehicles and mining equipment
Property and equipment
Total property and equipment, gross	$ 695,825		$ 695,825	$ 682,373	$ 695,825
Vehicles and mining equipment | Minimum
Property and equipment
Estimated Life	5 years		5 years
Vehicles and mining equipment | Maximum
Property and equipment
Estimated Life	10 years		10 years